Stock-based Compensation - Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unvested, shares (in shares)	54,300
Unvested, weighted average grant date fair value (in dollars per share)	$ 6.11
Granted, shares (in shares)	36,550	0	54,300	0
Granted, weighted average grant date fair value (in dollars per share)	$ 11.01		$ 6.11
Vested, shares (in shares)	(1,340)
Vested, weighted average grant date fair value (in dollars per share)	$ 11.30
Forfeited or surrendered, shares (in shares)	(2,400)
Forfeited or surrendered, weighted average grant date fair value (in dollars per share)	$ 6.11
Unvested, shares (in shares)	87,110		54,300
Unvested, weighted average grant date fair value (in dollars per share)	$ 8.09		$ 6.11